10 ACQUISITION OF SWISS POST IRELAND: Schedule of fair value of the net assets of Swiss Post Ireland (Details)	Dec. 31, 2017 USD ($)
Details
Cash	$ 69,300
Receivables	276,443
Prepaid expenses	13,252
Computer equipment	1,465
Accounts payable and accrued liabilities	(104,065)
Fair value of the net assets of Swiss Post Ireland prior to closing	$ 256,395